Basis of Preparation	12 Months Ended
Mar. 31, 2026
General Information About Financial Statements [Abstract]
Basis of Preparation	Basis of Preparation
Compliance with International Financial Reporting Standards
Takeda’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretation’s committees (Standard Interpretations Committee (“SIC”) and International Financial Reporting Interpretations Committee (“IFRIC”)).
Approval of Financial Statements
The Company’s consolidated financial statements presented were approved on June 17, 2026 by Representative Director, President & Chief Executive Officer (“CEO”) Christophe Weber and Director & Chief Financial Officer (“CFO”) Milano Furuta.
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value including equity investments, derivative financial instruments, financial assets and liabilities associated with contingent consideration arrangements, and the application of hyperinflationary accounting at subsidiaries.
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese Yen (“JPY”), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated. In tables with rounded figures, sums may not add up due to rounding.
New Accounting Standards and Interpretations Adopted
During the year ended March 31, 2026, there were no new accounting standards applied by Takeda that had a significant impact on Takeda’s consolidated financial statements.
New Accounting Standards and Interpretations Issued and Not Yet Adopted
On April 9, 2024, the IASB has issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1 Presentation of Financial Statements.
IFRS 18 introduces certain new requirements to improve the reporting of companies’ financial performance and comparability in the statement of profit or loss between entities. The accounting standard introduces three new defined categories for income and expenses-operating, investing and financing, and requires all companies to provide certain new defined subtotals. IFRS 18 also requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures. Furthermore, the accounting standard sets out enhanced guidance on how to organize information and whether to provide it in primary financial statements or in the notes and requires companies to provide more transparency about operating expenses. IFRS 18 will not impact the recognition or measurement of items in the financial statements. However, it may affect the presentation of certain income and expense items in the consolidated statement of profit or loss as a result of changes in their classification. In particular, the definition of operating profit may change due to the revised principles for classifying income and expenses between operating, investing and financing categories. Such changes may result in the reclassification of certain foreign exchange differences and other income or expenses currently presented within finance income or expenses being reclassified to operating profit. The accounting standard is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.
Takeda is currently in the process of assessing the impact from meeting the new disclosure requirements and will adopt the standard from the fiscal year beginning April 1, 2027.
Use of Judgments, Estimates, and Assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:
•Recognition and measurement of taxes based on uncertain tax positions (Note 7)
•Recoverability of deferred tax assets (Note 7)
•Impairment of goodwill and intangible assets (Note 11 and Note 12)
•Measurement of provisions (Note 22)
•Estimation of rebates and return reserves associated with Takeda’s product sales (Note 3 and Note 22)
•Probability of an outflow of resources embodying economic benefits on contingent liabilities (Note 31)
Changes in Presentation
(Consolidated Statements of Financial Position)
"Income taxes payable", which had been presented separately under "Non-current liabilities" in the fiscal year ended March 31, 2025, has been included in "Other non-current liabilities" from the fiscal year ended March 31, 2026 due to its immateriality. To reflect this change in presentation, the Consolidated Statements of Financial Position as of March 31, 2025 have been reclassified on a consistent basis.
As a result, the amounts previously reported as "Income taxes payable" within non-current liabilities of JPY 317 million and "Other non-current liabilities" of JPY 82,542 million in the Consolidated Statements of Financial Position as of March 31, 2025 have been reclassified and presented as "Other non-current liabilities" totaling JPY 82,859 million.
(Consolidated Statements of Cash Flows)
Cash flows arising from the settlement of forward exchange contracts, which had been included in “Other (net)” within cash flows from operating activities in the fiscal year ended March 31, 2024 and March 31, 2025 have been presented separately as “Settlement of forward exchange contracts, net” from the fiscal year ended March 31, 2026 due to its increased materiality. To reflect this change in presentation, the Consolidated Statements of Cash Flows in the fiscal year ended March 31, 2024 and March 31, 2025 have been reclassified on a consistent basis.
As a result, in the Consolidated Statements of Cash Flows for the fiscal year ended March 31, 2024, an amount of JPY (7,556) million previously presented within “Other (net)” under “Cash flows from operating activities” has been reclassified and presented as JPY (46,572) million in “Settlement of forward exchange contracts, net” and JPY 39,016 million in “Other (net).” In the Consolidated Statements of Cash Flows for the fiscal year ended March 31, 2025, an amount of JPY (10,107) million previously presented within “Other (net)” under “Cash flows from operating activities” has been reclassified and presented as JPY 5,945 million in “Settlement of forward exchange contracts, net” and JPY (16,052) million in “Other (net).”

This change represents a reclassification within cash flows from operating activities and has no impact on the total amount of net cash flows from operating activities.